UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08957
                                                    ----------------------------

                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                     Date of reporting period: MAY 31, 2007
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (a) - 86.2%

AEROSPACE - AEROSPACE/DEFENSE - 2.1%
              AWAS Capital, Inc.
                 First Priority Term Loan,
 14,722,260      7.13%, 03/15/13                                     14,611,843
                 Second Priority Term Loan,
  6,919,036      11.38%, 03/15/13                                     7,014,173
  3,000,000   DeCrane Aircraft Holdings, Inc.
                 First Lien Term Loan, 10.00%, 02/21/13               3,024,360
  1,903,900   Forgings International Holdings.
                 (Firth Rixon)
                 Term D (USD), 9.73%, 03/22/15                        1,941,978
              Forgings International Ltd. (Firth Rixon)
                 Term B2 (USD), 7.85%,
  2,383,511      09/22/14                                             2,418,524
                 Term C2 (USD), 8.10%,
  2,383,511      09/22/15                                             2,418,524
  1,975,000   IAP Worldwide Services, Inc.
                 First Lien Term Loan, 9.69%,
                 12/30/12                                             1,979,937
              TDS Investor Corp. (Travelport)
                 Dollar Term Loan, 7.85%,
  8,385,151      08/23/13 (b)                                         8,447,117
                 Synthetic Letter of Credit,
    841,347      7.85%, 08/23/13 (b)                                    847,135
  2,936,471   Vought Aircraft Industries, Inc.
                 Term Loan, 7.83%, 12/22/11                           2,962,165
  1,000,000   Wesco Aircraft Hardware Corp.
                 First Lien Term Loan, 7.60%,
                 09/30/13                                             1,007,970
                                                                  -------------
                                                                     46,673,726
                                                                  -------------
AEROSPACE - AIRLINES - 3.3%
              Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
  1,714,286      8.74%, 06/01/11                                      1,717,509
                 Tranche A-2 Term Loan,
  4,285,714      8.74%, 06/01/11                                      4,296,429
              Delta Airlines, Inc.
                 Comair ALPA Claim,
  2,000,000      12/31/10 (c)                                         1,030,000
                 Credit-Linked Deposit Loan,
  1,000,000      7.36%, 04/30/12                                      1,005,200
                 Second Lien Term Loan,
  2,000,000      8.61%, 04/24/14 (b)                                  2,028,120
  1,500,000      Trade Claim, 12/31/10 (c)                              957,510
              Northwest Airlines, Inc.
                 ALPA Trade Claim,
  3,000,000      08/21/13 (b)                                         2,010,000
                 ALPA Trade Claim,
  5,400,000      08/21/13 (b)                                         3,618,000
                 Bell Atlantic Trade Claims,
  2,900,000      08/21/13 (b)                                         1,943,000
                 Citibank/Airbus Trade Claim,
  2,250,000      08/21/13 (c)                                         1,507,500
                 EDC Trade Claims,
  1,000,000      08/21/13 (b)                                           670,000
  5,750,000      GE Trade Claim, 08/21/13 (b)                         4,228,090
 10,800,000      IAM Trade Claim, 08/21/13 (b)                        7,236,000
                 Mesaba Trade Claim,
  6,250,000      08/15/07 (c)                                         4,187,500

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

AEROSPACE - AIRLINES (CONTINUED)
 10,800,000      Retiree Claim, 08/21/13 (b)                          7,236,000
                 Term Loan DIP, 7.32%,
  5,000,000      08/21/08                                             5,025,000
 25,250,000   US Airways, Inc.
                 Term Loan, 7.85%, 03/23/14                          25,459,070
                                                                  -------------
                                                                     74,154,928
                                                                  -------------
BROADCASTING - 3.1%
  2,883,246   All3Media Intermediate Ltd.
                 USD Term Loan B, 7.74%, 08/31/14                     2,894,059
 28,139,616   Millennium Digital Media
                 Systems, LLC
                 Facility B Term Loan, 8.86%, 06/30/11               28,353,477
              NextMedia Operating, Inc
                 Delay Draw Term Loan,
  1,185,930      7.32%, 11/15/12                                      1,188,894
                 Initial First Lien Term Loan,
  2,668,341      7.32%, 11/15/12                                      2,675,012
 11,000,000   Paxson Communications Corp.
                 First Lien Term Loan, 8.61%, 01/15/12               11,261,250
  1,500,000   Persona Communications Corp.
                 Second Lien Term Loan,
                 11.36%, 04/12/14                                     1,528,125
 21,635,660   Young Broadcasting, Inc.
                 Term Loan, 7.88%, 11/03/12 (b)                      21,793,601
                                                                  -------------
                                                                     69,694,418
                                                                  -------------
CABLE - INTERNATIONAL CABLE - 0.8%
  1,846,768   Bragg Communications, Inc.
                 Term Loan B, 7.12%, 08/31/11                         1,852,530
  2,775,000   Puerto Rico Cable Acquisition Co., Inc.
                 First Lien Term Loan, 8.63%, 07/28/11                2,788,875
    805,000   San Juan Cable, LLC
                 Second Lien Term Loan,
                 10.85%, 10/31/13                                       815,739
  9,442,500   UPC Financing Partnership
                 Facility N1, 7.08%, 12/31/14 (b)                     9,463,179
  3,000,000   Virgin Media Inc.
                 B4 Facility, 7.36%, 07/30/12                         3,022,920
                                                                  -------------
                                                                     17,943,243
                                                                  -------------
CABLE - US CABLE - 7.0%
  4,175,000   Bresnan Communications LLC
                 Add On Term Loan B, 7.38%, 09/29/13 (b)              4,192,869
  2,000,000   CCO Holdings, LLC
                 Incremental Loan, 7.85%, 09/06/14                    2,007,520
    123,952   Century Cable Holdings LLC
                 Term Loan, 10.25%, 06/30/09                            121,783

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

CABLE - US CABLE (CONTINUED)
              Cequel Communications LLC
  1,000,000      NC Term Facility, 10/30/07 (b)                       1,002,500
                 Second Lien Tranche A Term
    250,000      Loan, 9.86%, 05/05/14                                  258,673
  8,750,000      Term Loan, 7.35%, 11/05/13                           8,769,163
              Charter Communications
                 Operating, LLC
                 New Term Loan, 7.35%,
 65,500,000      03/05/14 (b)                                        65,613,375
                 Term Facility, 7.32%,
 36,166,667      04/28/13 (b)                                        36,234,660
  1,000,000      Term Loan, 08/14/14 (b)                              1,003,760
              Knology, Inc.
  7,000,000      Term Loan, 04/30/12 (b)                              7,065,660
 10,000,000      Term Loan, 7.59%, 06/30/12                          10,093,800
  2,820,000   Mediacom Broadband Group
                 Tranche A Term Loan, 7.11%, 03/31/10                 2,808,156
    997,500   Mediacom Illinois, LLC
                 Tranche C Term Loan, 7.10%, 01/31/15                 1,000,612
              Northland Cable Television, Inc.
                 First Lien Term Loan B,
  4,937,500      9.36%, 12/22/12                                      4,949,844
                 Second Lien Term Loan,
  4,000,000      13.36%, 06/22/13                                     4,000,000
  5,000,000   RCN Corp.
                 Term Loan, 9.50%, 05/25/14 (b)                       5,042,200
              WideOpenWest Finance LLC
                 First Lien Term Loan, 7.61%,
  4,000,000      04/28/13                                             4,012,000
                 Second Lien Term Loan,
  1,000,000      10.36%, 05/01/14                                     1,015,000
                                                                  -------------
                                                                    159,191,575
                                                                  -------------
CHEMICALS - COMMODITY & FERTILIZER - 0.4%
  7,000,000   Celanese US Holdings, LLC
                 Term Loan, 7.10%, 04/20/14                           7,045,080
  2,028,250   Ferro Corp.
                 Term Loan, 8.07%, 06/06/12                           2,028,899
                                                                  -------------
                                                                      9,073,979
                                                                  -------------
CHEMICALS - SPECIALTY CHEMICALS - 0.5%
  1,000,000   Berry Plastics Holding Corp.
                 Term C Loan, 04/03/15 (b)                            1,005,620
              Hexion Specialty Chemicals, Inc.
                 Tranche C-1 Term Loan,
  2,341,539      05/05/13 (b)                                         2,363,269
                 Tranche C-2 Term Loan,
    508,649      05/05/13 (b)                                           513,369
  1,800,000   Ineos U S Finance LLC
                 Term Loan A4 Facility, 7.58%, 12/14/12               1,803,996
  1,281,818   Innophos, Inc.
                 Tranche B Term Loan, 7.57%,
                 08/13/10                                             1,289,022
    972,740   Kraton Polymers Group of Cos.
                 Term Loan, 7.38%, 12/23/10                             981,261

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
  1,216,351   Mosaic Co.
                 Tranche B Term Loan, 7.13%,
                 12/01/13                                             1,224,719
    896,000   Nusil Technology LLC
                 Tranche B Term Loan, 8.07%,
                 10/24/13                                               902,720
  1,000,000   Panda Hereford Ethanol, L.P.
                 Tranche A Term Loan, 9.07%,
                 07/28/13                                               975,000
                                                                  -------------
                                                                     11,058,976
                                                                  -------------
CONSUMER DURABLES - 0.1%
  2,745,484   Rexair LLC
                 First Lien Term Loan, 9.61%, 06/30/10                2,752,348
                                                                  -------------
CONSUMER NON-DURABLES - 1.8%
  4,000,000   Amscan Holdings
                 Term Loan, 05/25/13 (b)                              4,017,520
    995,556   BioTech Research
                 Labs/Philosophy Merger Sub, Inc.
                 First Lien Term Loan, 7.36%, 03/17/14                  995,874
  1,555,556   Camelbak Products, Inc.
                 Second Lien Term Loan,
                 12.91%, 02/04/12                                     1,493,333
  2,992,500   DS Waters of America, Inc.
                 Term Loan B, 7.59%, 10/27/12                         2,999,981
         72   Eastman Kodak Co.
                 Term B-1 Advance, 10/18/12                                  72
    556,429   Hanesbrands, Inc.
                 Term Loan B, 7.11%, 09/05/13                           560,257
  1,697,795   Hillman Group, Inc.
                 Term Loan B, 8.38%, 03/30/11                         1,716,896
              Smart & Final Stores, Corp.
                 First Lien Delay Draw,
    804,020      05/31/14 (b)                                           804,020
                 First Lien Term Loan,
  1,195,980      05/31/14 (b)                                         1,195,980
              Solo Cup Co.
                 Term B1 Loan, 8.82%,
    851,796      02/27/11                                               867,589
                 Term B1 Loan, 8.83%,
  7,233,486      02/27/11                                             7,367,594
              Spectrum Brands
                 Dollar Term B II Loan, 9.32%,
  1,739,831      03/30/13                                             1,747,451
                 Dollar Term B Loan, 9.33%,
  9,776,883      03/30/13                                             9,911,315
                 Synthetic Letter of Credit,
    483,286      5.17%, 03/30/13                                        490,236
              UCG Paper Crafts, Inc.
                 First Lien Synthetic Facility,
    400,000      5.22%, 02/17/13                                        400,000
                 First Lien Term Facility, 8.57%,
  1,570,453      02/17/13                                             1,570,453
                 Second Lien Term Loan,
  1,980,000      12.82%, 08/17/13                                     1,989,900
  3,500,000   Yankee Candle Co., Inc.
                 Term Loan, 02/06/14 (b)                              3,522,610
                                                                  -------------
                                                                     41,651,081
                                                                  -------------

MAY 31, 2007                   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

DIVERSIFIED MEDIA - 7.0%
  3,186,740   American Lawyer Media
                 Holdings, Inc.
                 First Lien Term Loan, 7.85%,
                 03/05/10                                             3,194,038
    374,944   Black Press Group Ltd.
                 Term B-2 Tranche Loan,
                 7.36%, 08/01/13                                        377,877
    617,556   Black Press U S Partnership
                 Term B-1 Tranche Loan,
                 7.36%, 08/01/13                                        622,385
              Cenveo Corp.
                 Delayed Draw Term Loan,
     55,172      7.10%, 06/21/13                                         55,241
  1,655,172      Term Loan C, 7.10%, 06/21/13                         1,659,046
  3,980,000   Cinemark USA, Inc.
                 Term Loan, 7.16%, 10/05/13                           4,001,890
  8,000,000   Discovery Communications
                 Holding, LLC
                 Term B Loan, 7.34%, 05/14/14                         8,077,520
              Endurance Business Media, Inc.
                 First Lien Term Loan, 8.07%,
  2,878,333      07/24/13 (b)                                         2,911,607
                 Second Lien Term Loan,
  2,000,000      12.57%, 01/24/14                                     2,050,000
    998,150   HIT Entertainment PLC
                 Term Facility, 7.34%, 02/03/13                       1,004,259
  1,000,000   Knowledgepoint360 Group LLC
                 Second Lien Term Loan,
                 12.32%, 04/26/15                                     1,000,000
  2,962,500   Merrill Communications LLC
                 Combined Term Loan, 7.57%,
                 05/15/11                                             2,988,866
 23,093,399   Metro-Goldwyn-Mayer Holdings II, Inc.
                 Tranche B Term Loan, 8.60%,
                 04/08/12 (b)                                        23,192,238
              North American Membership Group, Inc.
                 First Lien Tranche B Term
    982,096      Loan, 10.61%, 05/19/11                                 947,723
                 Second Lien Term Loan,
  3,012,833      1.66%, 11/18/11                                      2,952,577
              Penton Media, Inc.
                 First Lien Term Loan, 7.61%,
  6,500,000      02/01/13                                             6,544,720
                 Second Lien Term Loan,
  5,500,000      10.36%, 02/01/14                                     5,555,000
  3,333,333   RD German Holdings GMBH
                 Euro Term Commitment,
                 03/02/14 (b)                                         3,344,067
              Readers Digest Association, Inc.
    300,500      Revolver, 9.50%, 02/17/13 (d)                          299,004
                 U.S. Term Loan, 7.38%,
  5,000,000      03/02/14                                             5,016,100
              Riverdeep Interactive Learning USA, Inc.
                 Bridge Facility, 11.55%,
  2,376,499      12/05/14 (b)                                         2,385,411
 14,478,601      Term Loan, 8.10%, 12/20/13                          14,576,766
  1,961,759      Term Loan, 8.88%, 11/30/11                           1,961,759

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

DIVERSIFIED MEDIA (CONTINUED)
              Springer Science+Business Media S.A.
    562,496      Tranche B-2, 7.99%, 09/16/11                           569,528
    562,496      Tranche C-2, 8.37%, 07/05/14                           571,637
                 USD Tranche B-2 Add On,
    338,124      8.37%, 07/05/13                                        342,351
                 USD Tranche C-2 Add On,
    338,124      8.37%, 07/05/14                                        343,619
                 USD Tranche E-2 Add On,
    366,301      8.37%, 07/05/14                                        372,254
              Tribune Co.
                 Tranche B Facility,
 36,000,000      05/17/14 (b)                                        36,084,240
 21,500,000      Tranche X, 05/17/09 (b)                             21,652,220
              Valassis Communications, Inc.
                 Delayed Draw Term Loan,
    213,333      03/02/14 (b)                                           213,289
                 Tranche B Term Loan, 7.10%,
    753,333      03/02/14                                               752,746
  2,000,000   West Corp.
                 Term B-2 Loan, 7.75%,
                 10/24/13                                             2,018,120
    938,938   WMG Acquisitions Corp.
                 Term Loan, 7.36%, 02/28/11                             943,717
                                                                  -------------
                                                                    158,581,815
                                                                  -------------
ENERGY - EXPLORATION & PRODUCTION - 0.8%
  4,250,000   III Exploration II LP
                 Initial Term Loan, 8.85%,
                 10/28/13                                             4,255,313
  3,000,000   Paramount Resources Ltd.
                 Term Loan, 9.82%, 08/28/12                           3,052,500
              Targa Resources, Inc.
                 Synthetic Term Loan, 5.23%,
    771,822      10/31/12                                               782,434
  3,167,236      Term Loan, 7.36%, 10/31/12                           3,200,872
  5,940,000   TARH E&P Holdings, LP
                 Second Lien Term Loan,
                 10.88%, 11/15/10                                     5,940,000
                                                                  -------------
                                                                     17,231,119
                                                                  -------------
ENERGY - OTHER ENERGY - 1.6%
              Alon USA Energy, Inc.
                 Edgington Facility, 7.57%,
    220,556      06/22/13                                               222,141
                 Paramount Facility, 7.61%,
  1,764,444      06/22/13                                             1,777,131
              Coffeyville Resources, LLC
                 Funded Letter of Credit,
    486,146      5.25%, 12/28/10                                        491,008
                 Tranche D Term Loan, 8.35%,
  2,505,476      12/28/13                                             2,530,530
              Delphi Acquisition Holding I B.V.
    488,759      Facility B, 7.69%, 01/12/15                            489,981
    488,759      Facility C, 8.19%, 01/12/16                            489,981
  4,500,000   Endeavour International Holding B.V.
                 Second Lien Term Loan,
                 12.36%, 11/01/11                                     4,635,000
  7,443,413   Helix Energy Solutions Group, Inc.
                 Term Loan, 7.33%, 07/01/13                           7,484,352

MAY 31, 2007                   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

ENERGY - OTHER ENERGY (CONTINUED)
    997,481   MEG Energy Corp.
                 Initial Term Loan, 7.35%,
                 04/03/13                                             1,006,937
              Monitor US Finco, Inc.
                 First Lien Term Loan, 10.85%,
  3,990,000      01/11/14                                             4,009,950
                 Second Lien Term Loan,
  3,000,000      17.35%, 01/11/15                                     3,007,500
    356,897   SemCrude LP
                 U.S. Term Loan, 7.59%,
                 03/16/11                                               358,460
  4,987,500   Volnay Acquisition Co. I
                 Term Loan, 7.32%, 01/12/14                           5,040,467
  4,000,000   Willbros USA, Inc.
                 Syndicate Term Loan, 10.28%,
                 10/27/09                                             4,020,000
                                                                  -------------
                                                                     35,563,438
                                                                  -------------
ENERGY - REFINING - 0.5%
  1,500,000   Concho Resources, Inc.
                 Second Lien Term Loan,
                 9.10%, 03/27/12                                      1,503,750
  3,000,000   Connacher Finance Corp.
                 Term Loan, 8.60%, 10/20/13                           3,026,250
  2,500,000   J Ray McDermott SA
                 Synthetic Facility, 5.26%,
                 06/06/12                                             2,525,000
  2,000,000   Port Barre Investments, LLC
                 Term Loan B, 7.48%, 09/06/14                         2,007,500
              Western Refining, Inc.
                 Delayed Draw Term Loan,
    589,286      04/08/14 (b)                                           592,232
                 Initial Advance Loan,
  2,410,714      04/08/14 (b)                                         2,422,768
                                                                  -------------
                                                                     12,077,500
                                                                  -------------
FINANCIAL - 1.7%
  1,745,625   AlixPartners, LLP
                 Tranche B Term Loan, 7.61%,
                 10/12/13                                             1,760,899
  2,000,000   American Wholesale Insurance Group, Inc.
                 Second Lien Term Loan B,
                 14.75%, 04/27/12                                     2,005,000
  2,623,393   Arias Acquisitions, Inc.
                 Term Loan, 9.10%, 07/26/11                           2,527,482
              Checksmart Financial Co.
                 First Lien Tranche B Term
  1,918,188      Loan, 8.12%, 05/01/12                                1,927,779
                 Second Lien Term Loan,
  2,500,000      10.87%, 05/01/13                                     2,531,250
  4,145,833   Crump Group, Inc.
                 Tranche B Term Loan, 8.32%,
                 12/19/12                                             4,151,016
              Dollar Financial Corp.
                 Canadian Borrower Term
  1,146,780      Loan, 8.05%, 10/30/12                                1,153,225
                 Delayed Draw Term Loan,
    843,220      8.05%, 10/30/12                                        847,706

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FINANCIAL (CONTINUED)
    995,000   First American Payment
                 Systems, L.P.
                 Term Loan, 8.63%, 10/06/13                             999,975
              Flatiron Re Ltd.
                 Closing Date Term Loan,
  1,684,211      9.59%, 12/20/10                                      1,703,158
                 Delayed Draw Term Loan,
    815,789      9.59%, 12/29/10                                        824,967
  2,083,333   FleetCor Technologies Operating Co., LLC
                 Tranche 1 Term Loan, 7.57%,
                 04/30/13                                             2,096,354
  4,000,000   Kepler Holdings, Ltd.
                 Term Loan, 10.82%, 06/30/09                          4,042,480
  2,850,000   MPH Mezzanine III LLC
                 (Macklowe/EOP NYC Portfolio
                 Pool 1)
                 Mezzanine 3, 02/09/08 (b)                            2,857,125
  1,000,000   Online Resources Corp.
                 Term Loan A, 8.07%, 02/09/12                         1,002,500
  8,795,676   Wind Acquisition Holdings
                 Finance S.A.
                 PIK Term Loan USD, 12.61%,
                 12/21/11                                             9,037,557
                                                                  -------------
                                                                     39,468,473
                                                                  -------------
FOOD AND DRUG - 0.6%
  4,000,000   CTI Food Holdings Co. LLC
                 Secured Loan, 11.34%,
                 06/02/12                                             4,060,000
    190,260   Duloxetine Royalty Sub
                 Term Loan, 9.86%, 10/18/13                             191,687
  8,000,000   Rite Aid Corp.
                 Senior Secured Bridge Loan,
                 10/23/07 (b)                                         7,960,000
  1,496,250   Weight Watchers International, Inc.
                 Term Loan B, 6.88%,
                 01/26/14                                             1,504,434
                                                                  -------------
                                                                     13,716,121
                                                                  -------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.1%
  1,990,000   PBM Holdings, Inc.
                 Term Loan, 7.82%, 09/29/12                           2,003,691
                                                                  -------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.4%
  2,591,499   Chiquita Brands LLC
                 Term Loan C, 8.38%, 06/28/12                         2,624,308
              FSB Holdings, Inc.
                 First Lien Tranche B Term
  1,500,000      Loan, 7.88%, 09/29/13                                1,511,250
                 Second Lien Term Loan,
  1,000,000      11.13%, 03/29/14                                     1,012,500
  3,837,857   Michelina's
                 Term Loan, 8.38%, 04/02/11                           3,890,628
                                                                  -------------
                                                                      9,038,686
                                                                  -------------
FOOD/TOBACCO - RESTAURANTS - 1.3%
  3,990,000   Aramark Canada Ltd.
                 Canadian Term Loan, 7.48%,
                 01/26/14                                             4,004,963

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

FOOD/TOBACCO - RESTAURANTS (CONTINUED)
              Aramark Corp.
                 Line of Credit Facility, 7.35%,
    425,823      01/26/14                                               429,124
                 U.S. Term Loan, 7.35%,
  2,876,145      01/26/14                                             2,898,234
              Buffets Holdings, Inc.
  2,306,250      Revolver, 10.26%, 11/01/11 (d)                       2,303,529
    476,577      Revolver, 8.37%, 11/01/13                              476,014
  4,416,667      Term Loan, 8.37%, 11/01/13                           4,451,647
  1,447,614   Caribbean Restaurant LLC
                 Tranche B Term Loan, 8.07%,
                 06/30/09                                             1,458,471
  1,956,550   El Pollo Loco, Inc.
                 Term Loan, 7.86%, 11/18/11                           1,968,798
    976,250   New World Restaurant Group, Inc.
                 First Lien Term Loan, 8.46%,
                 03/31/11                                               983,572
  5,000,000   OSI Restaurant Partners, Inc.
                 Term Loan B, 05/09/14 (b)                            5,043,150
  5,000,000   Pinnacle Foods Finance LLC
                 Term Loan, 8.10%, 04/02/14                           5,042,400
  1,000,000   Sbarro, Inc.
                 Term Loan B, 7.85%, 01/31/14                         1,011,040
                                                                  -------------
                                                                     30,070,942
                                                                  -------------
FOREST PRODUCTS - PACKAGING - 0.5%
  4,329,304   Georgia-Pacific Corp.
                 Term Loan B, 7.09%, 02/14/13                         4,359,479
  6,000,000   Graham Packaging Co.
                 Term Loan B, 7.63%, 10/07/11                         6,054,000
              Smurfit Kappa Acquisitions
                 B1 Term Loan Facility, 7.73%,
  1,000,000      12/01/13                                             1,007,500
                 C1 Term Loan Facility, 8.23%,
  1,000,000      12/01/14                                             1,012,500
                                                                  -------------
                                                                     12,433,479
                                                                  -------------
FOREST PRODUCTS - PAPER - 0.2%
  1,671,921   Appleton Papers, Inc.
                 Term Loan, 7.60%, 06/11/10                           1,678,877
  2,500,000   Graphic Packaging International, Inc.
                 Term Loan B, 04/13/14 (b)                            2,517,950
  1,496,193   NewPage Corp.
                 Term Loan, 7.63%, 05/02/11                           1,509,988
                                                                  -------------
                                                                      5,706,815
                                                                  -------------
GAMING/LEISURE - GAMING - 0.5%
  3,946,088   CCM Merger, Inc./MotorCity
                 Casino
                 Term Loan B, 7.36%, 04/25/12                         3,974,461
    997,500   Great Canadian Gaming Corp.
                 Tranche B Term Loan, 6.86%,
                 02/14/14                                             1,001,031
  6,000,000   VML U S Finance LLC
                 Term B Funded Project Loan,
                 8.10%, 05/25/13                                      6,055,200
                                                                  -------------
                                                                     11,030,692
                                                                  -------------

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

GAMING/LEISURE - OTHER LEISURE - 2.2%
  1,921,795   AMF Bowling Worldwide, Inc.
                 Term Loan B, 8.32%, 08/27/09                         1,924,235
  2,325,000   BRE/ESA MEZZ 5 LLC
                 Mezzanine D Loan, 8.57%,
                 07/11/08                                             2,330,813
 12,675,000   BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan, 8.57%,
                 07/11/08                                            12,706,687
  5,000,000   Edge Las Vegas Development LLC
                 Second Lien Term Loan,
                 14.32%, 06/01/07                                     5,025,000
              Fontainebleau Las Vegas LLC
                 Delayed Draw Term Loan,
  2,333,333      05/17/14 (b)                                         2,353,027
  4,666,667      Term Loan, 05/17/14 (b)                              4,706,053
              Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan, 8.07%,
  3,000,000      05/11/08                                             3,000,000
                 Tranche B Term Loan, 8.07%,
  2,000,000      05/11/08                                             2,000,000
                 Tranche C Term Loan,
  5,000,000      06/06/12 (b)                                         5,043,750
    997,500   Greenwood Racing Inc.
                 Term Loan, 7.57%, 11/28/11                           1,003,734
  3,660,201   Kuilima Resort Co.
                 First Lien Term Loan, 8.07%,
                 09/30/10 (b)                                         3,622,684
              Trump Entertainment Resorts
                 Holdings, L.P.
                 Term C-1 Facility, 7.87%,
  2,214,337      05/20/12                                             2,226,804
                 Term C-2 Facility, 7.82%,
  2,214,337      05/20/12                                             2,226,804
  1,945,000   Wallace Theaters
                 First Lien Term Loan, 8.60%,
                 07/31/09                                             1,964,450
    956,989   Yellowstone Mountain Club, LLC
                 Term Loan, 7.70%, 09/30/10                             956,587
                                                                  -------------
                                                                     51,090,628
                                                                  -------------
HEALTHCARE - ACUTE CARE - 2.8%
  3,396,862   Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 7.88%, 12/29/11                                      3,418,092
    375,017   Cornerstone Healthcare Group Holding, Inc.
                 Revolver, 9.35%,
                 07/15/11 (d) (e)                                       348,289
              HCA, Inc.
                 Tranche A Term Loan, 7.60%,
    989,773      11/17/12                                               997,869
                 Tranche B Term Loan, 7.60%,
 51,870,000      11/17/13                                            52,522,525
  2,992,500   ReAble Therapeutics Finance, LLC
                 Term Loan, 7.88%, 11/04/13                           3,002,794

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HEALTHCARE - ACUTE CARE (CONTINUED)
  1,997,500   Triumph Healthcare Second
                 Holdings LLC
                 First Lien Term Loan, 8.35%,
                 07/28/13 (b)                                         2,011,243
  1,000,000      Second Lien Term Loan,
                 13.36%, 07/28/14                                     1,002,500
                                                                  -------------
                                                                     63,303,312
                                                                  -------------
HEALTHCARE - ALTERNATE SITE SERVICES - 1.3%
  1,426,568   American HomePatient, Inc.
                 Secured Promissory Note,
                 6.79%, 08/01/09 (e)                                  1,426,568
    997,494   CRC Health Corp.
                 New Term Loan, 7.60%,
                 02/06/13                                             1,009,344
              FHC Health Systems, Inc.
                 Delayed Draw Term Loan,
    513,978      14.11%, 12/18/09                                       531,967
                 Initial Term Loan, 12.11%,
    734,254      12/18/09                                               759,953
                 Third Lien Additional Term
  1,500,000      Loan, 15.12%, 02/09/11                               1,552,500
                 Third Lien Term Loan, 15.11%,
  5,000,000      02/09/11                                             5,175,000
 16,379,480   LifeCare Holdings (Rainier
                 Acquisition Corp.)
                 Term Loan, 7.60%,
                 08/11/12 (b)                                        15,985,389
  1,965,000   Skilled Healthcare LLC
                 First Lien Term Loan, 7.57%,
                 06/15/12                                             1,979,738
    331,070   Sunrise Medical Holdings, Inc.
                 Term Loan B-1, 8.88%,
                 05/13/10                                               330,242
  1,945,000   WellCare Health Plans, Inc.
                 Term Loan, 7.88%, 05/13/09                           1,955,950
                                                                  -------------
                                                                     30,706,651
                                                                  -------------
HEALTHCARE - MEDICAL PRODUCTS - 5.3%
  1,845,537   American Medical Systems, Inc.
                 Term Loan, 7.68%, 07/20/12                           1,863,992
  1,000,000   Carl Zeiss Vision Holding GMBH
                 Term B2 Facility, 7.84%,
                 07/24/15                                             1,011,250
              CB Diagnostics AB
  1,349,530      Facility B2, 7.46%, 03/09/15                         1,366,400
  3,959,790      Facility C2, 7.73%, 03/09/16                         4,029,086
              CCS Medical, Inc.
                 First Lien Term Loan, 8.60%,
 29,528,257      09/30/12 (b)                                        29,618,023
                 Second Lien Term Loan,
  4,750,000      13.35%, 03/30/13                                     4,773,750
  1,902,938   CompBenefits Corp.
                 Tranche B Term Loan, 8.34%,
                 04/12/12                                             1,916,030
  9,000,000   Fenwal, Inc.
                 Initial First Lien Term Loan,
                 7.57%, 02/28/14                                      9,033,840

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
  1,000,000   Golden Gate National Senior
                 Care LLC
                 Second Lien Term Loan,
                 13.11%, 09/14/11                                     1,017,500
  5,000,000   Graceway Pharmaceuticals LLC
                 First Lien Term B Loan,
                 12/29/11 (b)                                         5,007,200
 12,721,504   HealthSouth Corp.
                 Term Loan, 7.85%, 03/10/13                          12,835,235
  1,471,338   National Renal Intitutes, Inc.
                 Term Facility, 7.63%, 03/31/13                       1,473,177
              Nyco Holdings 3 ApS
  3,875,000      Facility B2, 7.85%, 12/29/14                         3,872,598
  3,875,000      Facility C2, 8.35%, 12/29/15                         3,891,973
              Patheon, Inc.
                 Tranche PB Loan, 7.82%,
  1,200,000      04/27/14                                             1,197,000
                 Tranche USB Loan, 7.82%,
    800,000      04/27/14                                               798,000
  4,000,000   Pharmaceutical Holdings Corp.
                 Term Loan, 8.57%, 01/30/12                           4,010,000
  2,372,093   Reliant Pharmaceuticals, Inc.
                 Initial Term Loan, 8.59%,
                 03/31/12                                             2,391,354
              Talecris Biotherapeutics Holdings Corp.
                 First Lien Term Loan, 8.86%,
 16,458,750      12/06/13                                            16,623,338
                 Second Lien Term Loan,
  7,500,000      11.86%, 12/08/14                                     7,762,500
              Warner Chilcott Co., Inc.
                 Dovonex Delayed Draw Term
    647,337      Loan, 7.35%, 01/18/12 (b)                              649,951
                 Tranche B Acquisition Date
                 Term Loan, 7.43%,
  5,080,401      01/18/12 (b)                                         5,106,870
    728,037   Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 7.35%,
                 01/18/12 (b)                                           732,361
                                                                  -------------
                                                                    120,981,428
                                                                  -------------
HOUSING - BUILDING MATERIALS - 1.8%
              American Buildings Co.
  1,474,430      Term Loan A, 8.85%, 12/31/08                         1,359,661
                 Term Loan B, 10.00%,
    928,972      12/31/08                                               873,234
  2,120,000   Associated Materials Inc.
                 Term Loan, 7.87%, 08/29/10                           2,120,000
  5,300,646   Atrium Cos., Inc.
                 Closing Date Term Facility,
                 8.61%, 06/21/12                                      5,267,517
  1,866,523   Custom Building Products, Inc.
                 First Lien Term Loan, 7.60%,
                 10/20/11                                             1,871,973
  1,760,667   DESA LLC
                 Term Loan, 13.00%, 11/26/11                          1,685,838
  1,000,000   Jacuzzi Brands Corp.
                 First Lien Term Loan B,
                 02/07/14 (b) (f)                                       995,940
  4,476,982   Nortek, Inc.
                 Term Loan, 7.36%, 08/27/11                           4,497,039

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HOUSING - BUILDING MATERIALS (CONTINUED)
  1,588,840   PGT Industries, Inc.
                 First Lien Tranche A-2 Term
                 Loan, 8.32%, 02/14/12                                1,600,756
    321,782   Professional Paint, Inc.
                 First Lien Term Loan,
                 05/31/12 (b)                                           321,782
  2,000,000   Roofing Supply Group, LLC
                 First Lien Term Loan,
                 08/31/13 (b)                                         1,960,000
  1,000,000   Standard Pacific Corp.
                 Term Loan B, 6.86%, 05/05/13                           988,750
  8,065,752   Stile Acquisition Corp.
                 Canadian Term Loan, 7.35%,
                 04/06/13 (b)                                         7,975,013
  8,376,474   Stile U.S. Acquisition Corp.
                 U.S. Term Loan, 7.35%,
                 04/06/13 (b)                                         8,280,731
                                                                  -------------
                                                                     39,798,234
                                                                  -------------
HOUSING - REAL ESTATE DEVELOPMENT - 3.4%
  6,000,000   Edge Star Partners LLC
                 First Lien Term Loan, 9.36%,
                 11/18/07                                             6,015,000
              EH/Transeastern, LLC/TE TOUSA
  4,000,000      Term Loan, 8.25%, 08/01/08 (f)                       3,930,000
  5,500,000      Term Loan, 12.25%, 08/01/08                          2,750,000
              Ginn LA Conduit Lender, Inc.
                 First Lien Tranche A Credit-
                 Linked Deposit, 5.25%,
  2,043,130      06/08/11                                             1,980,569
                 First Lien Tranche B Term
  4,424,305      Loan, 8.35%, 06/08/11                                4,288,832
  2,143,382   Giraffe Intermediate, LLC
                 Mezzanine Note A-1, 7.08%,
                 08/09/07                                             2,143,382
              Kyle Acquisition Group LLC
  1,142,857      Facility B, 07/20/09 (b)                             1,157,143
    857,143      Facility C, 07/20/11 (b)                               867,857
  2,993,273   Lake at Las Vegas Joint Venture
                 First Lien Term Loan, 12.00%,
                 11/01/09                                             2,927,002
  3,960,000   LBREP/L-Suncal Master I LLC
                 First Lien Term Loan, 8.57%,
                 01/18/10                                             3,955,050
  3,000,000   LNR Property Corp.
                 Initial Tranche B Term Loan,
                 07/12/11 (b)                                         3,015,000
  3,283,813   Morningside Assisted Living
                 Senior Mortgage Loan, 8.13%,
                 10/12/08                                             3,292,023
  4,500,000   MPH Mezzanine II, LLC
                 (Macklowe/EOP NYC Portfolio Pool 1)
                 Mezzanine 2B, 02/09/08 (b)                           4,511,250
    606,618   MPO Intermediate LLC
                 Mezzanine Note A-1, 7.08%,
                 08/09/07                                               606,618
  1,454,555   November 2005 Land Investors, LLC
                 First Lien Term Loan, 8.10%,
                 05/09/11                                             1,465,464

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
              Pro-Build Holdings, Inc.
                 Delayed Draw Term Loan,
    458,850      7.10%, 06/29/13                                        455,982
                 Initial Term Loan, 7.10%,
    538,650      06/29/13                                               535,790
  1,990,000   Shea Capital I, LLC
                 Facility B, 7.37%, 10/27/11                          1,957,662
              Tamarack Resort LLC
                 Tranche A Credit-Linked
  2,697,248      Deposit, 5.25%, 05/19/11                             2,697,248
                 Tranche B Term Loan, 8.60%,
  4,005,413      05/19/11                                             4,005,413
 16,892,762   Westgate Investments, LLC
                 Senior Secured Loan, 13.00%,
                 07/15/10 PIK (e)                                    17,568,472
  4,000,000   Weststate Land Partners LLC
                 First Lien Term Loan, 8.61%,
                 11/01/07                                             4,020,000
  4,000,000   Woodlands Commercial
                 Properties Co., LP
                 Bridge Loan, 8.11%, 02/28/08                         4,005,000
                                                                  -------------
                                                                     78,150,757
                                                                  -------------
INFORMATION TECHNOLOGY - 5.8%
  5,084,015   Advanced Micro Devices, Inc.
                 Term Loan, 7.32%, 12/31/13                           5,109,435
  4,975,000   Applied Systems, Inc.
                 Term Loan, 7.92%,
                 09/26/13 (b)                                         5,006,094
  1,000,000   Aspect Software, Inc.
                 Second Lien Term Loan,
                 12.44%, 07/05/12                                     1,016,250
  1,900,000   Billing Services Group North
                 America, Inc.
                 U.S. Term Loan, 7.88%,
                 05/05/12                                             1,902,375
    480,286   Bridge Information Systems, Inc.
                 Multidraw Term Loan, 11.00%,
                 07/07/13 (c) (f)                                        36,021
              Caritor, Inc.
                 Synthetic Line of Credit,
    558,140      05/18/13 (b)                                           560,233
  7,441,860      Term Loan, 05/18/13 (b)                              7,469,767
    989,960   Deltek Systems, Inc.
                 Term Loan, 7.60%, 04/22/11                             994,910
  8,975,013   DTN, Inc.
                 Tranche C Term Loan, 8.35%,
                 03/10/13 (b)                                         9,019,888
 19,950,000   Freescale Semiconductor, Inc.
                 Term Loan, 7.12%, 12/02/13                          19,981,122
  2,000,000   GXS Corp.
                 Second Lien Term Loan,
                 14.61%, 12/20/11                                     2,030,000
              Infor Enterprise Solutions
              Holdings, Inc.
                 Delayed Draw Term Loan,
  3,753,426      9.10%, 07/28/12                                      3,785,481
                 Initial U.S. Term Facility,
  7,194,067      9.12%, 07/28/12                                      7,255,505
                 Stage One U.S. Bridge
  3,069,304      Facility, 12.37%, 07/29/13                           3,069,304
  6,702,262   Intergraph Corp.
                 First Lien Term Loan,
                 05/29/14 (b)                                         6,765,129

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
              IPC Systems, Inc.
                 Second Lien Term Loan,
  3,000,000      05/31/15 (b)                                         3,037,500
 15,250,000      Tranche B-1, 05/31/14 (b)                           15,326,250
      4,987   MediMedia USA, Inc.
                 Tranche B Term Loan, 7.82%,
                 10/05/13                                                 5,012
  8,000,000   NameMedia, Inc.
                 Term Loan, 11.37%, 08/31/08                          8,040,000
  3,500,000   Open Solutions, Inc.
                 Term Loan, 7.49%, 01/23/14                           3,530,625
  4,683,282   Ridgefield Midco Sarl
                 Facility A2, 13.07%, 09/30/16
                 PIK (b)                                              4,772,561
  1,000,000   Serena Software, Inc.
                 Term Loan, 03/10/13 (b)                              1,005,630
  1,946,921   Sitel, LLC
                 U.S. Term Loan, 7.86%,
                 01/30/14                                             1,961,523
  6,582,376   SunGard Data Systems, Inc.
                 Term Loan B, 7.36%, 02/28/14                         6,642,342
  2,000,000   Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 11.62%, 08/15/13                                     2,005,000
  4,750,000   Vagent, Inc.
                 Term Loan, 7.61%, 02/14/13                           4,803,438
  5,000,000   Verint Systems, Inc.
                 Term Loan, 05/25/14 (b)                              5,021,100
  1,000,000   Vertafore, Inc.
                 Term Loan, 7.82%, 01/31/12                           1,008,120
                                                                  -------------
                                                                    131,160,615
                                                                  -------------
MANUFACTURING - 0.8%
  1,890,000   Baldor Electric Co.
                 Term Loan, 7.13%, 03/31/14                           1,902,285
  1,492,434   Coinmach Corp.
                 Tranche B-1 Term Loan,
                 7.88%, 12/16/12                                      1,503,941
              FCI International S.A.S
    127,374      Term Loan B2A, 03/10/14 (b)                            129,110
    127,374      Term Loan C2A, 03/10/15 (b)                            128,966
              FCI SA
    122,626      Term Loan B2B, 03/10/14 (b)                            124,297
    122,626      Tranche B4B, 11/03/13 (b)                              124,297
              FCI USA, Inc.
    250,000      Facility B1, 03/10/14 (b)                              253,408
    250,000      Tranche B5B, 03/10/14 (b)                              253,408
              FR Brand Acquisition Corp.
                 First Lien Term Loan B,
  3,000,000      7.63%, 02/07/14                                      3,016,860
                 Second Lien Term Loan,
  1,000,000      11.38%, 02/07/15                                     1,010,620
              Generac Acquisition Corp.
                 First Lien Term Loan, 7.85%,
  2,000,000      11/11/13                                             1,995,000
                 Second Lien Term Loan,
  2,000,000      11.35%, 05/12/14                                     1,958,320
  1,985,000   Global Petroleum Inc. (SPI
                 Petroleum)
                 Term Loan, 9.86%, 09/18/13                           1,999,888
  2,000,000   Mueller Water Products, Inc.
                 Term Loan B, 05/08/14 (b)                            2,017,500

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

MANUFACTURING (CONTINUED)
  1,764,711   Polypore, Inc.
                 U.S. Term Loan, 8.32%,
                 11/12/11                                             1,769,122
                                                                  -------------
                                                                     18,187,022
                                                                  -------------
METALS/MINERALS - OTHER METALS/MINERALS - 1.1%
  1,160,526   Euramax International Holdings B.V.
                 Second Lien European Term
                 Loan, 12.36%, 06/29/13 (b)                           1,152,445
              Euramax International, Inc.
                 First Lien Domestic Term
  2,057,247      Loan, 7.88%, 06/29/12                                2,054,676
                 Second Lien Domestic Term
  4,339,474      Loan, 12.36%, 06/29/13 (b)                           4,287,921
  5,000,000   Kaiser Aluminum & Fabricated
                 Products, LLC
                 Term Loan, 9.60%, 04/24/11                           5,025,000
  8,073,376   Murray Energy Corp.
                 Tranche B Term Loan, 8.36%,
                 01/28/10                                             8,154,110
    765,225   Oglebay Norton Co.
                 Tranche B Term Loan, 7.85%,
                 07/31/12                                               772,877
  4,399,444   Universal Buildings Products, Inc.
                 Term Loan, 8.85%, 04/28/12                           4,377,447
                                                                  -------------
                                                                     25,824,476
                                                                  -------------
METALS/MINERALS - STEEL - 0.5%
  1,481,156   CII Carbon LLC
                 Term Loan B, 7.38%, 08/23/12                         1,487,643
  9,799,200   Freeport-McMoRan Copper &
                 Gold, Inc.
                 Tranche B Term Loan, 7.07%,
                 03/19/14                                             9,844,668
              Standard Steel, LLC
                 Delayed Draw Term Loan,
    125,000      7.82%, 07/02/12 (d)                                    126,250
                 Initial Term Loan, 7.85%,
    827,083      06/30/12                                               835,354
                                                                  -------------
                                                                     12,293,915
                                                                  -------------
RETAIL - 4.8%
 20,469,471   Blockbuster Entertainment Corp.
                 Tranche B Term Loan, 8.81%,
                 08/20/11                                            20,593,106
 31,575,741   Burlington Coat Factory
                 Warehouse Corp.
                 Term Loan, 7.61%, 05/28/13                          31,554,270
    947,913   Dollarama Group LP
                 Term Loan B, 7.36%, 11/18/11                           953,837
  2,472,900   Eddie Bauer, Inc.
                 Term Loan, 8.57%, 04/01/14                           2,488,356
  3,500,000   General Nutrition Centers, Inc.
                 Term Loan, 7.58%, 09/16/13                           3,501,470
    958,018   Harbor Freight Tools USA, Inc.
                 Tranche C Term Loan, 7.57%,
                 02/12/13                                               964,408

MAY 31, 2007                   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

RETAIL (CONTINUED)
              Home Interiors & Gifts, Inc.
                 Initial Term Loan, 10.32%,
  4,515,939      03/31/11 (b)                                         3,326,757
                 Initial Term Loan, 10.41%,
 25,541,354      03/31/11                                            18,815,550
  8,500,000   Michaels Stores, Inc.
                 Replacement Loan, 7.63%,
                 10/31/13                                             8,553,125
  2,000,000   Mother's Work, Inc.
                 Term Loan, 7.86%, 03/13/13                           2,011,240
  1,995,000   PetCo Animal Supplies, Inc.
                 Term Loan, 7.98%, 10/28/13                           2,014,112
              Sally Holdings, LLC
  1,500,000      Term Loan A, 11/01/12 (b)                            1,502,820
  1,496,241      Term Loan B, 7.86%, 11/18/13                         1,510,575
    992,500   Sports Authority, Inc., The
                 Term Loan B, 7.60%, 05/03/13                           994,664
              Totes Isotoner Corp.
                 First Lien Term Loan, 7.84%,
  3,491,250      01/31/13                                             3,518,168
                 Second Lien Term Loan,
  1,000,000      11.35%, 01/31/14                                     1,007,500
  4,000,000   Toys "R" Us
                 Tranche B Term Loan, 9.61%,
                 07/19/12                                             4,093,920
  1,000,000   TRU 2005 Holding Co. I, Ltd
                 Term Loan, 8.32%, 12/09/08                           1,008,250
                                                                  -------------
                                                                    108,412,128
                                                                  -------------
SERVICE - ENVIRONMENTAL SERVICES - 0.5%
  3,057,561   Alliance Laundry Systems LLC
                 Term Loan, 7.57%, 01/27/12                           3,084,345
  1,000,000   Brickman Group Holdings, Inc.
                 Tranche B Term Loan, 7.40%,
                 01/23/14                                             1,003,750
    596,848   Duratek, Inc.
                 Term Loan B, 7.63%, 06/07/13                           604,308
              EnergySolutions, LLC
                 Synthetic Letter of Credit,
     62,893      7.57%, 06/07/13                                         63,679
  1,245,083      Term Loan, 7.63%, 09/30/11                           1,260,646
              Safety-Kleen Systems, Inc.
                 Synthetic Letter of Credit,
  1,220,339      7.88%, 08/02/13                                      1,223,390
  4,654,576      Term Loan B, 7.88%, 08/02/13                         4,666,213
                                                                  -------------
                                                                     11,906,331
                                                                  -------------
SERVICE - OTHER SERVICES - 2.0%
  2,000,000   Audio Visual Services Group,
                 Inc.
                 Second Lien Loan, 10.85%,
                 08/28/14                                             2,010,000
  1,950,000   Cydcor, Inc.
                 First Lien Tranche B Term
                 Loan, 8.57%, 02/05/13                                1,940,250
  3,491,206   Education Management LLC
                 Term Loan C, 7.38%, 06/01/13                         3,507,091

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SERVICE - OTHER SERVICES (CONTINUED)
              Koosharem Corp.
                 First Lien Term Loan, 9.86%,
  2,887,500      06/30/12                                             2,919,984
                 Second Lien Term Loan,
  1,000,000      13.84%, 06/30/13                                     1,005,000
  3,451,424   NES Rentals Holdings, Inc.
                 Second Lien Permanent Term
                 Loan, 12.13%, 07/20/13                               3,503,196
  1,000,000   Rental Service Corp.
                 Second Lien Initial Term Loan,
                 11/30/13 (b)                                         1,019,580
 26,000,000   Sabre, Inc.
                 Initial Term Loan, 7.61%,
                 09/30/14 (b)                                        26,051,480
    781,594   Survey Sampling International
                 LLC
                 Term Loan, 7.85%, 05/06/11                             785,502
  1,656,574   United Rentals, Inc.
                 Initial Term Loan, 7.32%,
                 02/14/11                                             1,667,176
                                                                  -------------
                                                                     44,409,259
                                                                  -------------
TELECOMMUNICATIONS - 5.4%
  1,753,425   American Messaging Services,
                 Inc.
                 Senior Secured Note, 11.57%,
                 09/03/08                                             1,766,575
              Global Tel Link Corp.
                 Synthetic Deposit, 5.22%,
     65,217      02/13/08 (d)                                            65,870
                 Term Facility, 8.82%,
    776,739      02/13/08 (d)                                           786,448
 39,250,000   Gray Television, Inc.
                 Term Loan B, 6.85%, 12/31/14                        39,213,105
  3,980,000   Intelsat Corp.
                 Tranche B-2 Term Loan,
                 7.35%, 01/03/14                                      4,013,432
 18,500,000   Level 3 Financing, Inc.
                 Term Loan, 7.61%,
                 03/13/14 (b)                                        18,612,850
  2,455,882   Revolution Studios
                 Tranche B Term Loan, 9.07%,
                 12/21/14                                             2,474,301
  8,944,624   Sorenson Communications, Inc.
                 Tranche C Term Loan, 7.82%,
                 08/16/13 (b)                                         8,964,213
    742,500   Stratos Global Corp./Stratos
                 Funding LP
                 Term B Facility, 8.10%,
                 02/13/12                                               746,829
  5,484,847   Time Warner Telecom Holdings
                 Inc.
                 Term Loan B, 7.32%, 01/07/13                         5,524,832
              Univision Communications, Inc.
                 Initial Term Loan, 7.57%,
 36,644,295      09/29/14                                            36,654,189
                 Second-Lien Loan, 7.82%,
  3,000,000      03/29/09                                             3,001,410
                                                                  -------------
                                                                    121,824,054
                                                                  -------------

MAY 31, 2007                   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

TELECOMMUNICATIONS - CLEC - 0.2%
  4,937,500   Consolidated Communications,
                 Inc.
                 Term Loan D, 7.11%, 10/14/11                         4,971,470
                                                                  -------------
TELECOMMUNICATIONS - DATA/INTERNET - 0.0%
  1,000,000   Pine Tree Holdings/Country
                 Road Communications, Inc.
                 Second Lien Tranche B Term
                 Loan, 13.15%, 07/15/13                               1,010,000
                                                                  -------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.3%
  5,000,000   FairPoint Communications, Inc.
                 Replacement B Term Loan,
                 7.13%, 02/08/12                                      5,010,900
    991,111   Hawaiian Telcom
                 Communications, Inc.
                 Tranche B Term Loan, 7.62%,
                 10/31/12                                               994,828
                                                                  -------------
                                                                      6,005,728
                                                                  -------------
TRANSPORTATION - AUTO - 6.0%
 18,500,000   Dana Corp.
                 Term Loan, 7.88%,
                 04/13/08 (b)                                        18,567,340
              Delphi Corp.
                 First Lien DIP Term Loan
                 Tranche B, 7.63%,
  5,000,000      10/08/07 (b)                                         5,043,605
                 Second Lien DIP Term Loan,
 34,000,000      8.13%, 12/31/07                                     34,153,000
  3,107,500      Tranche C Loan, 12/31/07 (b)                         3,121,484
 40,897,500   Ford Motor Co.
                 Term Loan, 8.36%, 12/15/13                          41,276,620
 10,972,500   General Motors Corp.
                 Secured Term Loan, 7.73%,
                 11/29/13                                            11,080,469
  2,000,000   Gleason Works (The)
                 Second Lien Term Loan,
                 10.88%, 12/30/13                                     2,022,500
  5,500,000   Goodyear Tire & Rubber Co.
                 Third Lien Term Loan, 8.82%,
                 03/01/11                                             5,544,660
              Key Safety Systems, Inc.
                 First Lien Term Loan, 7.57%,
  5,500,000      03/08/14 (e)                                         5,505,170
                 Second Lien Term Loan,
  2,000,000      10.32%, 09/08/14 (b) (e)                             2,020,000
  4,987,500   Pep Boys, The - Manny, Moe &
                 Jack
                 Term Loan, 7.36%, 10/27/13                           5,024,906
  1,304,615   Stanadyne Corp.
                 Term Loan, 8.82%, 08/02/10                           1,311,138
  1,410,000   Vanguard Car Rental USA
                 Holding, Inc.
                 Term Loan, 8.35%, 06/14/13                           1,423,395
                                                                  -------------
                                                                    136,094,287
                                                                  -------------

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

TRANSPORTATION - LAND - 0.4%

              Quality Distribution, Inc.
                 Synthetic Letters of Credit,
  1,427,481      5.26%, 11/13/09                                      1,427,481
  6,941,969      Term Loan, 8.32%, 11/13/09 (f)                       6,941,969
                                                                  -------------
                                                                      8,369,450
                                                                  -------------
UTILITIES - 3.2%
              Boston Generating, LLC
                 First Lien Revolving Credit
     48,276      Loan, 7.60%, 12/20/13                                   48,638
                 First Lien Synthetic Letter of
                 Credit Loan, 5.23%,
    338,255      12/20/13 (b)                                           340,791
                 First Lien Term Loan, 7.60%,
  1,361,522      12/20/13 (b)                                         1,371,733
              Calpine Corp.
                 Second Lien Term Loan,
    233,749      10.35%, 07/16/07 (c)                                   256,656
                 Second Lien Term Loan B,
    809,818      10.35%, 07/16/07                                       889,181
              Coleto Creek Power, LP
                 First Lien Synthetic Letter of
    188,611      Credit, 06/28/13 (b)                                   189,790
                 First Lien Term Loan, 8.10%,
  5,457,806      06/28/13 (b)                                         5,498,739
                 Second Lien Term Loan,
  4,962,500      9.37%, 06/28/13                                      4,974,906
                 Synthetic Facility, 5.25%,
    318,471      06/28/13                                               320,462
              Covanta Energy Corp.
                 Delayed Draw Term Loan,
      3,750      9.50%, 06/30/12                                          3,764
                 Funded Letter of Credit,
    659,794      5.24%, 02/09/14                                        660,619
  1,340,206      Term Loan, 6.88%, 02/09/14                           1,345,232
  5,000,000   Entegra TC LLC
                 Third Lien Term Loan,
                 04/02/14 (b)                                         5,217,200
  3,960,000   GBGH LLC
                 First Lien Term Loan, 10.86%,
                 08/07/13                                             3,969,900
  1,496,250   Kelson Canada, Inc.
                 First Lien Term Loan, 7.57%,
                 02/13/14                                             1,507,472
              Mach Gen, LLC
                 First Lien Term B Loan,
  4,519,922      7.36%, 02/22/14                                      4,523,854
                 Synthetic Letter of Credit,
    468,750      7.35%, 02/22/13                                        469,158
              Magnolia Energy LP
                 Additional PCLC Facility,
     15,022      12/14/11 (b)                                            15,022
  2,252,457      Facility A, 12/14/11 (b)                             2,252,457
    232,522      Facility B, 12/14/11 (b)                               232,522
  4,808,157   Mirant North America, LLC
                 Term Loan, 7.07%,
                 01/03/13 (b)                                         4,823,784
              NATG Holdings LLC
                 Credit-Linked Certificate of
    65,796       Deposit, 4.00%, 01/23/09 (c)                            57,242
                 Term Loan A, 11.50%,
 1,001,749       01/23/09 (c)                                           177,810
                 Term Loan B-1, 12.25%,
   733,455       01/23/10 (c)                                           128,355

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

UTILITIES (CONTINUED)
              NRG Energy, Inc.
                 Credit Linked Certificate of
  2,413,620      Deposit, 7.35%, 02/01/13                             2,419,196
  4,084,695      Term Loan, 7.35%, 02/01/13                           4,097,684
  2,000,000   Primary Energy Operations LLC
                 Term Loan, 8.11%, 08/24/09                           1,995,000
              Reliant Energy, Inc.
                 Pre-Funded Letter of Credit,
  2,142,857      5.19%, 12/01/10                                      2,155,800
  2,850,000      Term Loan, 7.70%, 12/01/10                           2,867,214
  4,487,632   Riverside Energy Center LLC
                 Term Loan, 9.59%, 06/24/11                           4,588,604
              Rocky Mountain Energy Center LLC
                 Credit-Linked Certificate of
    361,073      Deposit, 5.26%, 06/24/11                               369,197
  2,857,277      Term Loan, 9.59%, 06/24/11                           2,921,566
              TECO Panda - Union Power
                 Partners, L.P.
                 Tranche A Term Loan, 9.00%,
  1,297,170      06/01/12 (b) (f)                                     2,353,287
                 Tranche B Term Loan, 9.00%,
  1,245,283      06/01/20 (b) (f)                                     2,259,155
              TECO Panda Generating Co. -
                 Gila River Power L.P.
                 Tranche A Term Loan, 9.00%,
  2,205,189      06/01/12 (b) (f)                                     4,000,587
                 Tranche B Term Loan, 9.00%,
  2,125,358      06/01/20 (b) (f)                                     3,855,760
                                                                  -------------
                                                                     73,158,337
                                                                  -------------
WIRELESS - CELLULAR/PCS - 4.1%
              American Cellular Corp.
                 Delayed Draw Term Loan,
     76,923      03/15/14 (b)                                            76,923
                 Tranche B Term Loan, 7.32%,
  6,673,077      03/15/14 (b)                                         6,713,983
  1,822,500   Centennial Cellular Operating Co.
                 Term Loan, 3.57%, 02/09/11                           1,837,536
 38,211,250   Cricket Communications, Inc.
                 Term B Loan, 7.60%, 06/16/13                        38,605,590
 10,178,302   Insight Midwest Holdings, LLC
                 Term Loan B, 7.35%, 04/07/14                        10,257,681
  1,468,534   Maritime Telecommunications
                 Network, Inc.
                 First Lien Term Loan, 8.10%,
                 05/11/12                                             1,470,370
              MetroPCS Wireless, Inc.
                 Tranche B Term Loan, 7.88%,
 28,362,456      11/04/13 (b)                                        28,654,022
                 Tranche B Term Loan, 7.63%,
  4,500,000      11/04/13                                             4,546,260
                                                                  -------------
                                                                     92,162,365
                                                                  -------------
              Total Senior Loans
                 (Cost $1,952,996,582)                            1,958,937,492
                                                                  -------------

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (a) - 15.8%

AUSTRALIA - 2.2%

EUR
              PBL Media Finance Pty, Ltd.
 11,000,000      Term Loan A, 02/07/13 (b)                            9,035,687
 30,000,000      Term Loan B, 02/07/13 (b)                           24,643,279
 20,000,000   Seven Media Group
                 Facility A Term Loan,
                 02/22/13 (b)                                        16,428,853
                                                                  -------------
                                                                     50,107,819
                                                                  -------------
AUSTRIA - 1.8%

EUR
 30,000,000   Sacher Funding Ltd.
                 Euro Term Loan, 9.96%,
                 05/14/14 (b)                                        42,185,860
                                                                  -------------
DENMARK - 0.1%

EUR
  2,000,000   Nyco Holdings 3 ApS
                 Facility D (Second Lien),
                 8.91%, 12/29/16                                      2,722,825
                                                                  -------------
FRANCE - 2.1%

EUR
  2,790,162   Autocam France, S.a.r.L.
                 Revolver, 6.96%, 06/21/09                            3,717,013
              Ypso Holding SA
                 Capex Term Loan,
    133,622      12/15/12 (d)                                           179,286
                 Eur B (Acq) 1 Facility, 5.87%,
  3,452,754      06/15/14                                             4,683,245
                 Eur B (Acq) 2 Facility, 5.87%,
  5,633,441      06/06/14                                             7,641,085
                 Eur B (Recap) 1 Facility,
  8,946,874      5.87%, 06/15/14                                     12,112,242
                 Eur B (Recap) 2 Facility,
     73,323      6.11%, 06/15/14                                         99,264
  4,690,407      Eur C (Acq), 6.61%, 12/31/15                         6,424,080
                 Eur C (Recap), 6.61%,
  8,809,593      12/31/15                                            11,999,060
                                                                  -------------
                                                                     46,855,275
                                                                  -------------
GERMANY - 1.1%

EUR
  9,500,000   Cognis GMBH
                 Term Loan C, 7.32%,
                 09/15/13 (b)                                        11,168,679
  2,500,000   Iesy Hessen/GMBH & Co. KG
                 Euro Senior Secured Term
                 Loan, 7.10%, 10/15/11                                3,422,975
              Kabel Baden Wurttemburg GMBH
                 & CO. KG
                 Second Lien Facility, 8.95%,
  2,500,000      12/09/15                                             3,416,651
                 Term B Facility, 6.45%,
  1,826,284      06/09/14                                             2,492,469
                 Term C Facility, 6.95%,
  1,826,284      06/09/15                                             2,491,314

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

GERMANY (CONTINUED)

EUR
    879,378   Schieder Mobel Holding, GMBH
                 Delayed Draw Term Loan,
                 9.00%, 07/20/07 (d) (e)                              1,186,285
                                                                  -------------
                                                                     24,178,373
                                                                  -------------
ITALY - 0.5%

EUR
              Pirelli Cables
                 Euro Term Loan B, 6.00%,
    875,000      08/04/12                                             1,185,537
                 Euro Term Loan C2, 5.57%,
    875,000      07/28/14                                             1,191,424
              Wind Telecommunicatione S.p.A.
                 A1 Term Loan Facility, 5.33%,
  2,817,754      05/26/12                                             3,801,697
                 B1 Term Loan Facility, 5.63%,
  1,750,000      05/26/13                                             2,368,107
                 C1 Term Loan Facility, 6.13%,
  1,750,000      05/26/14                                             2,377,150
                                                                  -------------
                                                                     10,923,915
                                                                  -------------
NETHERLANDS - 1.7%

EUR
              Amsterdamse Beheer- En
              Consultingmaatschappij B.V.
                 Casema B1 Term Loan,
  4,388,443      6.49%, 09/12/14                                      5,992,786
                 Casema B2 Term Loan,
  2,279,577      6.49%, 09/12/14                                      3,115,408
                 Casema C Term Loan, 6.99%,
  6,668,019      09/12/15                                             9,139,657
                 Casema D Term Loan Second
  1,500,000      Lien, 8.24%, 03/12/16                                2,070,579
                 Kabelcom B Term Loan,
  5,150,162      6.11%, 09/12/14                                      7,038,523
                 Kabelcom C Term Loan,
  5,150,162      6.99%, 09/12/15                                      7,047,255
                 Kabelcom D Term Loan
  1,000,000      Second Lien, 6.11%, 03/12/16                         1,380,386
              YBR Acquisition B.V.
                 Facility B2 Term Loan, 5.82%,
    806,733      06/30/13                                             1,102,726
                 Facility C2 Term Loan, 5.64%,
  1,250,000      06/30/14                                             1,712,665
                                                                  -------------
                                                                     38,599,985
                                                                  -------------
SPAIN - 0.4%

EUR
              Gasmedi 2000 S.A. / Nattai, S.L.U.
                 Tranche B Term Loan, 6.65%,
  1,666,667      08/11/14                                             2,248,343
                 Tranche C Term Loan, 7.15%,
  1,666,667      08/11/15                                             2,248,343
                 Tranche E Second Lien Term
  1,666,667      Loan, 8.90%, 02/11/16                                2,270,770

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SPAIN (CONTINUED)

EUR
  2,000,000   Maxi PIX SARL
                 PIK Loan, 11.85%, 05/31/16
                 PIK                                                  2,790,860
                                                                  -------------
                                                                      9,558,316
                                                                  -------------
SWEDEN - 0.4%

EUR
  3,500,000   B-FLY 2 AB
                 Euro Term Loan B2, 6.11%,
                 12/30/15                                             4,790,470
              Nordic Cable Acquisition
                 (ComHem)
                 Facility B2 Com Hem Comm,
 15,333,333      5.88%, 01/31/14                                      2,248,720
                 Facility C2 Com Hem, 6.00%,
 14,666,667      01/31/15                                             2,158,907
                 Facility D Com Hem, 7.75%,
  5,000,000      07/31/15                                               737,799
                                                                  -------------
                                                                      9,935,896
                                                                  -------------
UNITED KINGDOM - 5.3%

GBP
  3,000,000   AA Acquistions Co., Ltd.
                 Additional Term Loan B,
                 7.90%, 03/12/15                                      6,029,434
  4,000,000   Airport Development &
                 Investment Ltd. (BAA)
                 Facility B, 9.49%, 04/07/11                          7,968,668
              All3Media Intermediate Ltd.
    714,753      Facility B, 7.91%, 08/31/14                          1,417,376
  2,585,073      Facility C, 8.41%, 08/31/15                          5,151,841
  3,000,000      Facility D, 10.29%, 02/29/16                         6,075,187
                 Mezzanine Loan, 14.15%,
  3,523,711      08/31/16                                             7,161,873
    994,975   Ansco UK Finance CO. Ltd.
                 Tranche B Term Loan, 8.02%,
                 03/08/12                                             1,973,063
  1,246,875   Aramark Corp.
                 U.K. Term Loan, 7.71%,
                 01/26/14                                             2,478,754
  1,361,250   Champion Home Builders Co.
                 Term Loan, 8.16%, 10/31/12                           2,652,276
  2,748,583   Dollar Financial UK Limited
                 UK Borrower Euro Term Loan,
                 6.73%, 10/31/12                                      3,717,100
              Forgings International Ltd. (Firth Rixon)
                 Term B1 (GBP), 7.56%,
    500,000      09/22/14                                             1,002,018
                 Term C1 (GBP), 9.64%,
    500,000      09/22/15                                             1,003,877
              Highland Acquisitions Ltd.
  1,000,000      Facility B, 8.52%, 01/31/14                          1,983,028
  1,000,000      Facility C, 9.02%, 01/31/15                          1,992,919
                 Mezzanine Facility, 15.77%,
  2,000,000      01/31/16 (b)                                         4,009,336
  2,250,000   IPC Systems, Inc.
                 Tranche B-2 Term Loan,
                 05/31/14 (b)                                         4,472,940

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

UNITED KINGDOM (CONTINUED)

GBP
  1,689,475   Knowledgepoint360 Group, LLC
                 U.K. Term Loan, 8.92%,
                 04/26/14                                             3,308,502
  3,125,000   Osprey Acquisitions Ltd.
                 Term Tranche 2, 7.79%,
                 02/18/12                                             6,258,778
              Peacock Group (The)
  2,250,000      Facility B, 9.09%, 10/30/13                          4,478,504
  2,250,000      Facility C, 7.94%, 10/30/14                          4,478,504
  4,895,408   PlayPower, Inc.
                 Add-On Term Loan, 8.34%,
                 06/30/12 (b)                                         9,780,359
              Ristretto Investissements SAS
                 (Algeco)
    437,500      Tranche E-B2, 09/30/13 (b)                             874,065
    437,500      Tranche E-C2, 09/30/14 (b)                             878,392
  1,381,832   SunGard UK Holdings, Ltd.
                 U.K. Term Loan B, 02/12/14                           2,750,461
              Towergate Partnership Ltd.
  3,125,000      Facility A, 8.08%, 10/31/12                          6,250,990
  3,125,000      Facility B, 8.08%, 10/31/13                          6,282,021
              Trinitybrook PLC
                 Term Loan B1, 7.66%,
  2,500,000      07/31/13                                             4,961,972
                 Term Loan C1, 8.16%,
  2,500,000      07/31/14                                             4,970,379
              Virgin Media Investment Holdings
                 Ltd.
    771,045      A Facility, 6.62%, 03/03/11                          1,520,890
  1,750,000      C Facility, 8.48%, 03/03/13                          3,581,730
                                                                  -------------
                                                                    119,465,237
                                                                  -------------
UNITED STATES - 0.2%

EUR
              Hayes Lemmerz International., Inc.
                 Synthetic Letter of Credit,
    218,182      05/30/14 (b)                                           293,595
                 Term Loan Facility,
  3,781,818      05/30/14 (b)                                         5,088,971
                                                                  -------------
                                                                      5,382,566
                                                                  -------------
                 Total Foreign Denominated Senior Loans
                   (Cost $345,006,607)                              359,916,067
                                                                  -------------

  SHARES                                                            VALUE ($)
  ------                                                          -------------

CORPORATE NOTES AND BONDS (g) (h) - 0.1%

INFORMATION TECHNOLOGY - 0.1%
  2,000,000   Spansion LLC
                 Senior Secured Notes, 8.49%,
                 06/01/13                                             2,035,000
                                                                  -------------
                    Total Corporate Notes and Bonds
                     (Cost $2,000,000)                                2,035,000
                                                                  -------------

COMMON STOCKS (i) - 1.6%

UTILITIES - 1.3%
     12,470   CenterPoint Energy, Inc.                                  319,481
    643,517   Mirant Corp.                                           29,859,189
                                                                  -------------
                                                                     30,178,670
                                                                  -------------
WIRELESS - CELLULAR/PCS - 0.3%
     76,137   Leap Wireless International, Inc.                       6,506,668
                                                                  -------------
                 Total Common Stocks
                   (Cost $19,016,105)                                36,685,338
                                                                  -------------
PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
     14,382   Superior Telecom, Inc., Series A                           12,944
                                                                  -------------
                 Total Preferred Stock
                   (Cost $14,382)                                        12,944
                                                                  -------------
WARRANT - 0.0%

ENERGY - 0.0%
    141,093   Monitor Oil                                                     0
                                                                  -------------
                 Total Warrant
                   (Cost $0)                                                  0
                                                                  -------------
CLAIMS (j) - 0.1%

UTILITIES - 0.1%
 17,500,000   Mirant Corp.                                            1,334,375
                                                                  -------------
                 Total Claims
                   (Cost $2)                                          1,334,375
                                                                  -------------
TOTAL INVESTMENTS - 103.8%
   (cost of $2,319,033,678) (k)                                   2,358,921,216
                                                                  -------------
OTHER ASSETS & LIABILITIES, NET - (3.8)%                            (86,957,180)
                                                                  -------------
NET ASSETS - 100.0%                                               2,271,964,036
                                                                  =============

----------

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

Forward foreign currency contracts outstanding as of May 31, 2007 were as follows:

                        Principal
 Contracts                Amount                       Net
 to Buy or              Covered by                 Unrealized
  to Sell    Currency   Contracts    Expiration   Depreciation
--------------------------------------------------------------
   Sell        EUR      50,000,000    06/06/07    $   (140,986)
   Sell        EUR      40,000,000    07/10/07      (1,536,628)
   Sell        EUR      34,000,000    08/01/07      (1,470,248)
   Sell        EUR      21,000,000    08/02/07      (1,032,288)
   Sell        GBP      25,000,000    06/07/07         (58,758)
   Sell        GBP      15,000,000    07/10/07        (714,835)
                                                  ------------
                                                  $ (4,953,743)
                                                  ============

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (e), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c) The issuer is in default of certain debt covenants. Income is not being accrued.

(d) Senior Loan Notes have additional unfunded loan commitments. As of May 31, 2007, the fund had unfunded loan commitments of $31,539,114 which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                     UNFUNDED
                                                                       LOAN
BORROWER                                                            COMMITMENT
--------                                                          -------------
American Building Co.                                             $     239,463
Autocam Corp.                                                            38,773
Atrium Cos., Inc.                                                       164,118
Buffets Holdings, Inc.                                                   56,250
Centennial Cellular Operating Co.                                     2,250,000
Cornerstone Healthcare Group Holding, Inc.                              562,525
Covanta Energy Corp.                                                  1,000,000
Cricket Communications, Inc.                                          6,500,000
DeCrane Aircraft Holdings, Inc.                                       1,000,000
Federal-Mogul Corp.                                                     102,746
Fenwal, Inc.                                                          1,500,000
FleetCor Technologies Operating Co., LLC                                416,667
Global Tel Link Corp.                                                   260,869
Global Tel Link Corp.                                                   391,304
III Exploration II LP                                                   750,000
Interstate Bakeries Corp.                                             7,500,000
Millennium Digital Media Systems, LLC                                 3,822,390
Oglebay Norton Co.                                                      200,000
Readers Digest Association, Inc. (The)                                1,199,500
Reliant Pharmaceuticals, Inc.                                           627,907
Schieder Mobel Holding, GMBH                                             24,742
Standard Steel, LLC                                                      41,667
Univision Communications, Inc.                                        2,355,705
Ypso Holding SA                                                         534,488
                                                                  -------------
                                                                  $  31,539,114
                                                                  =============

(e)   Fixed rate senior loan.

(f)   Loan or a portion of the loan is held on participation.

(g) Variable rate security. The interest rate shown reflects the rate in effect at May 31, 2007.

(h) Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2007, the value of this security amounted to $2,035,000 or 0.1% of net assets. This security has been determined by the Adviser to be a liquid security.

(i)   Non-income producing security.

(j) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.

(k) Cost for Federal income tax purposes is $2,318,403,769. Unrealized appreciation (depreciation) is as follows:

           Gross appreciation  $ 48,683,434
           Gross depreciation    (8,165,987)
                               ------------
           Net appreciation    $ 40,517,447
                               ------------

CLEC  Competitive Local Exchange Carrier

EUR   Euro Currency

GBP   Great Britain Pound

PIK   Payment in Kind

                        FOREIGN DENOMINATED SENIOR LOANS
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Cable - International Cable                                                 4.2%
Other                                                                       3.0%
Financial                                                                   2.6%
Diversified Media                                                           1.6%
Telecommunications                                                          1.3%
Retail                                                                      1.2%
Broadcasting                                                                1.0%
Chemicals - Commodity & Fertilizer                                          0.5%
Aerospace - Aerospace/Defense                                               0.4%
                                                                          -----
                                                                           15.8%
                                                                          =====

SECURITY VALUATION:

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as

MAY 31, 2007                    HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

determined in good faith by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     JULY 11, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     JULY 11, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     JULY 11, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.